Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO1	Compensation Actually Paid2 to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers3	Average Compensation Actually Paid2 to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)	HEI Consolidated Adjusted Net Income5 (in thousands)
					Total Shareholder Return	Peer Group4 Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$4,430,919	$3,696,595	$2,448,841	$2,304,024	$39	$144	$123,120	$97,798
2024	6,536,011	3,722,841	2,305,812	1,901,282	31	129	(1,426,009)	180,351
2023	5,386,250	(87,730)	1,419,395	242,136	45	108	199,238	199,238
2022	3,811,515	4,046,729	1,353,755	1,241,936	126	118	241,138	230,562
2021	5,933,523	7,901,297	3,002,679	2,673,496	121	117	246,166	229,909
1
2025, 2024, 2023 and 2022: Mr. Seu; 2021: Constance Lau (former HEI CEO).

2
Compensation Actually Paid is calculated as the summary compensation table total for the Principal Executive Officer (PEO) (column (b) above) and average summary compensation table total for the Non-PEO named executive officers (column (d) above), as applicable, with the adjustments to the value of pension and stock adjusted as set out below pursuant to Item 402(v)(2)(iii) of Regulation S-K*.

3
2025: Messrs. DeGhetto and Murao and Ms. Kimura; 2024: Messrs. DeGhetto and Murao and Mss. Kimura and Ann Teranishi (former ASB CEO); 2023: Messrs. DeGhetto, Murao and Paul Ito (former HEI CFO) and Mss. Kimura and Teranishi; 2022: Messrs. Ito, Murao and Gregory Hazelton (former HEI CFO) and Mss. Kimura and Teranishi; 2021: Messrs. Seu, Murao, Hazelton and Richard Wacker (former ASB CEO) and Ms. Teranishi.

4
Edison Electric Institute Index.

5
HEI Consolidated Adjusted Net Income represents HEI consolidated net income, adjusted to exclude certain items. See paragraphs entitled “Non-GAAP Net Income Metrics” in the Compensation Discussion and Analysis and “Reconciliation of GAAP to Non-GAAP Measures: Incentive Compensation Adjustments,” attached as Exhibit A.

*
2025 adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO	Average Non-PEO Named Executive Officers
Summary Compensation Table Total	$4,430,919	$2,448,841
Pension adjustments:
SCT reversal1	(1,153,503)	(317,965)
Service cost2	219,873	92,664
Stock adjustments:
SCT reversal3	(1,721,450)	(364,308)
New awards outstanding4	1,945,133	412,134
Change in value of prior year awards5	258,756	81,167
New awards vested during the year6	—	—
Vested prior year awards7	(283,133)	(48,509)
Forfeitures8	—	—
Compensation Actually Paid	$3,696,595	$2,304,024

1
See Item 402(v)(2)(iii)(A) of Regulation S-K.

2
See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.

3
See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.

4
See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.

5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.

6
See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.

7
See Item 402(v)(2)(iii)(C)(1)(iv) of Regulation S-K.
8
See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K.

Company Selected Measure Name	HEI Consolidated Adjusted Net Income
Named Executive Officers, Footnote
1
2025, 2024, 2023 and 2022: Mr. Seu; 2021: Constance Lau (former HEI CEO).
3
2025: Messrs. DeGhetto and Murao and Ms. Kimura; 2024: Messrs. DeGhetto and Murao and Mss. Kimura and Ann Teranishi (former ASB CEO); 2023: Messrs. DeGhetto, Murao and Paul Ito (former HEI CFO) and Mss. Kimura and Teranishi; 2022: Messrs. Ito, Murao and Gregory Hazelton (former HEI CFO) and Mss. Kimura and Teranishi; 2021: Messrs. Seu, Murao, Hazelton and Richard Wacker (former ASB CEO) and Ms. Teranishi.

Peer Group Issuers, Footnote	4 Edison Electric Institute Index.
PEO Total Compensation Amount	$ 4,430,919	$ 6,536,011	$ 5,386,250	$ 3,811,515	$ 5,933,523
PEO Actually Paid Compensation Amount	$ 3,696,595	3,722,841	(87,730)	4,046,729	7,901,297
Adjustment To PEO Compensation, Footnote
2
Compensation Actually Paid is calculated as the summary compensation table total for the Principal Executive Officer (PEO) (column (b) above) and average summary compensation table total for the Non-PEO named executive officers (column (d) above), as applicable, with the adjustments to the value of pension and stock adjusted as set out below pursuant to Item 402(v)(2)(iii) of Regulation S-K*.
2025 adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO	Average Non-PEO Named Executive Officers
Summary Compensation Table Total	$4,430,919	$2,448,841
Pension adjustments:
SCT reversal1	(1,153,503)	(317,965)
Service cost2	219,873	92,664
Stock adjustments:
SCT reversal3	(1,721,450)	(364,308)
New awards outstanding4	1,945,133	412,134
Change in value of prior year awards5	258,756	81,167
New awards vested during the year6	—	—
Vested prior year awards7	(283,133)	(48,509)
Forfeitures8	—	—
Compensation Actually Paid	$3,696,595	$2,304,024

1
See Item 402(v)(2)(iii)(A) of Regulation S-K.
2
See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.
3
See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.
4
See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.
5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.
6
See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.
7
See Item 402(v)(2)(iii)(C)(1)(iv) of Regulation S-K.
8
See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 2,448,841	2,305,812	1,419,395	1,353,755	3,002,679
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,304,024	1,901,282	242,136	1,241,936	2,673,496
Adjustment to Non-PEO NEO Compensation Footnote
2
Compensation Actually Paid is calculated as the summary compensation table total for the Principal Executive Officer (PEO) (column (b) above) and average summary compensation table total for the Non-PEO named executive officers (column (d) above), as applicable, with the adjustments to the value of pension and stock adjusted as set out below pursuant to Item 402(v)(2)(iii) of Regulation S-K*.
2025 adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO	Average Non-PEO Named Executive Officers
Summary Compensation Table Total	$4,430,919	$2,448,841
Pension adjustments:
SCT reversal1	(1,153,503)	(317,965)
Service cost2	219,873	92,664
Stock adjustments:
SCT reversal3	(1,721,450)	(364,308)
New awards outstanding4	1,945,133	412,134
Change in value of prior year awards5	258,756	81,167
New awards vested during the year6	—	—
Vested prior year awards7	(283,133)	(48,509)
Forfeitures8	—	—
Compensation Actually Paid	$3,696,595	$2,304,024

1
See Item 402(v)(2)(iii)(A) of Regulation S-K.
2
See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.
3
See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.
4
See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.
5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.
6
See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.
7
See Item 402(v)(2)(iii)(C)(1)(iv) of Regulation S-K.
8
See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return	CAP Versus TSR Performance 2021-2025
Compensation Actually Paid vs. Net Income	CAP Versus Net Income (Loss) 2021-2025
Compensation Actually Paid vs. Company Selected Measure	CAP Versus HEI Consolidated Adjusted Net Income 2021-2025
Total Shareholder Return Vs Peer Group	CAP Versus TSR Performance 2021-2025
Tabular List, Table
The following financial performance measures, in our assessment, represent the most important financial performance measures used by us to link company performance to the compensation paid to our named executive officers for 2025. These financial performance measures are described in the Compensation Discussion and Analysis, in the tables entitled “2025 Annual Incentive Performance Metrics & Why We Use Them” and “2025-27 Long-Term Incentive Performance Metrics & Why We Use Them.”
Financial performance measure
HEI consolidated adjusted net income
HEI relative TSR
Utility adjusted net income

Total Shareholder Return Amount	$ 39	31	45	126	121
Peer Group Total Shareholder Return Amount	144	129	108	118	117
Net Income (Loss)	$ 123,120,000	$ (1,426,009,000)	$ 199,238,000	$ 241,138,000	$ 246,166,000
Company Selected Measure Amount	97,798,000	180,351,000	199,238,000	230,562,000	229,909,000
PEO Name	Mr. Seu
Measure:: 1
Pay vs Performance Disclosure
Name	HEI consolidated adjusted net income
Non-GAAP Measure Description
5
HEI Consolidated Adjusted Net Income represents HEI consolidated net income, adjusted to exclude certain items. See paragraphs entitled “Non-GAAP Net Income Metrics” in the Compensation Discussion and Analysis and “Reconciliation of GAAP to Non-GAAP Measures: Incentive Compensation Adjustments,” attached as Exhibit A.

Measure:: 2
Pay vs Performance Disclosure
Name	HEI relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Utility adjusted net income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,153,503)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,873
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,721,450)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,945,133
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	258,756
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,133)
PEO | Stock Adjustments, Forfeiture [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(317,965)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,664
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,308)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	412,134
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,167
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,509)
Non-PEO NEO | Stock Adjustments, Forfeiture [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount